13. Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Disclosures Tables
Compensation to key management personnel

($000s)	2017	2016
Compensation of directors:
Directors fees	329	369
Services	-	71
Stock-based compensation	1,024	693
	1,353	1,133

Compensation of key management personnel:

Salaries and consulting fees	3,712	3,398
Stock-based compensation	4,817	2,838
	8,529	6,236
Total remuneration of key management personnel	9,882	7,369